Annual Total Returns[BarChart] - Transamerica TSW International Equity VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.29%)	16.75%	24.34%	(5.18%)	1.32%	1.08%	22.91%	(15.52%)	21.06%	6.54%